Schedule of Investments (unaudited) October 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Megaport Ltd.(a)	174,252	$1,648,304

Canada — 1.6%
ATS Automation Tooling Systems Inc.(a)	118,620	1,467,904
Novanta Inc.(a)	15,390	1,673,201

		3,141,105

China — 17.6%
Alibaba Group Holding Ltd.(a)	62,800	2,374,380
Baidu Inc., ADR(a)	15,570	2,071,589
China Telecom Corp. Ltd., Class H	5,382,000	1,693,402
DouYu International Holdings Ltd., ADR(a)(b)	189,287	2,896,091
HUYA Inc., ADR(a)(b)	104,090	2,331,616
iQIYI Inc., ADR(a)(b)	94,980	2,346,006
JOYY Inc.	23,040	2,105,395
Kingsoft Corp. Ltd.	522,000	2,786,746
Lenovo Group Ltd.	3,094,000	1,935,034
Momo Inc., ADR	82,487	1,237,305
Ping An Healthcare and Technology Co. Ltd.(a)(c)	128,000	1,650,580
SINA Corp.(a)	50,820	2,177,637
Tencent Holdings Ltd.	31,100	2,370,143
Tencent Music Entertainment Group, ADR(a)(b)	141,090	2,099,419
Weibo Corp., ADR(a)	51,330	2,132,761
Xiaomi Corp., Class B(a)(c)	1,022,000	2,899,347

		35,107,451

France — 3.5%
Atos SE(a)	21,337	1,456,467
Dassault Systemes SE	9,857	1,682,676
STMicroelectronics NV	60,632	1,846,900
Vivendi SA	66,188	1,911,286

		6,897,329

Germany — 1.7%
Duerr AG	59,807	1,717,968
Nemetschek SE	23,091	1,670,337

		3,388,305

Israel — 0.6%
Stratasys Ltd.(a)(b)	90,600	1,157,868

Japan — 10.7%
Anritsu Corp.	81,400	1,776,099
FANUC Corp.	9,300	1,961,594
Gree Inc.	426,000	2,220,872
Harmonic Drive Systems Inc.	27,600	1,816,415
Kawasaki Heavy Industries Ltd.(a)	105,000	1,245,456
LINE Corp.(a)	35,300	1,813,287
MINEBEA MITSUMI Inc.	87,200	1,563,160
Money Forward Inc.(a)	28,600	2,579,855
Nidec Corp.	27,700	2,782,189
Oracle Corp. Japan	15,600	1,560,895
Sony Corp.	25,300	2,099,218

		21,419,040

Netherlands — 1.2%
Yandex NV, Class A(a)	40,571	2,335,672

Russia — 1.3%
Mail.Ru Group Ltd., GDR(a)(d)	96,686	2,538,007

South Korea — 4.1%
LG Electronics Inc.	32,840	2,431,092

Security	Shares	Value

South Korea (continued)
NAVER Corp.	9,030	$2,307,835
Samsung Electronics Co. Ltd.	37,350	1,863,056
Samsung SDS Co. Ltd.	11,175	1,659,458

		8,261,441

Sweden — 1.1%
Spotify Technology SA(a)	9,420	2,259,764

Switzerland — 1.0%
Comet Holding AG, Registered	13,490	1,895,709

Taiwan — 3.0%
Global Unichip Corp.	221,000	2,001,119
HTC Corp.(a)	1,710,000	1,715,769
Parade Technologies Ltd.	57,000	2,172,112

		5,889,000

United Kingdom — 1.9%
AVEVA Group PLC	32,716	1,814,747
Fiat Chrysler Automobiles NV(a)	166,021	2,038,712

		3,853,459

United States — 49.8%
3D Systems Corp.(a)(b)	171,464	975,630
Adobe Inc.(a)	4,325	1,933,707
Advanced Micro Devices Inc.(a)	32,323	2,433,599
Alphabet Inc., Class A(a)	1,185	1,915,090
Altair Engineering Inc., Class A(a)	42,680	1,836,520
Alteryx Inc., Class A(a)(b)	12,660	1,586,931
Altra Industrial Motion Corp.	47,130	2,015,279
Amazon.com Inc.(a)	678	2,058,510
Ambarella Inc.(a)	32,070	1,753,267
AMETEK Inc.	17,904	1,758,173
Analog Devices Inc.	13,830	1,639,270
ANSYS Inc.(a)	5,924	1,803,088
Apple Inc.	20,664	2,249,483
Autodesk Inc.(a)	7,304	1,720,384
CEVA Inc.(a)	48,840	1,969,229
Cloudera Inc.(a)	175,320	1,704,110
Cognex Corp.	30,030	1,978,977
Dropbox Inc., Class A(a)	79,350	1,448,931
Elastic NV(a)	19,871	2,015,118
Facebook Inc., Class A(a)	7,512	1,976,482
FARO Technologies Inc.(a)	28,453	1,714,009
GoDaddy Inc., Class A(a)	22,276	1,575,804
HubSpot Inc.(a)	8,122	2,355,949
Intel Corp.	26,700	1,182,276
International Business Machines Corp.	13,002	1,451,803
Intuitive Surgical Inc.(a)	2,868	1,913,185
iRobot Corp.(a)	21,007	1,671,737
Lattice Semiconductor Corp.(a)	60,074	2,096,583
MaxLinear Inc.(a)	81,570	2,156,711
Microchip Technology Inc.	15,758	1,655,851
Microsoft Corp.	9,121	1,846,729
MicroStrategy Inc., Class A(a)	13,663	2,282,677
MongoDB Inc.(a)	8,672	1,981,292
Moog Inc., Class A	25,590	1,596,560
MTS Systems Corp.	78,554	1,907,291
Netflix Inc.(a)	4,084	1,942,922
NVIDIA Corp.	4,804	2,408,533
Pinterest Inc., Class A(a)	77,949	4,595,094
Proto Labs Inc.(a)(b)	13,818	1,631,629
PTC Inc.(a)	20,462	1,716,353

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
QUALCOMM Inc.	19,326	$2,384,055
Regal Beloit Corp.	19,055	1,879,776
salesforce.com Inc.(a)	9,862	2,290,647
Silicon Laboratories Inc.(a)	17,899	1,833,932
Snap Inc., Class A, NVS(a)	84,646	3,334,206
Splunk Inc.(a)	9,404	1,862,368
Talend SA, ADR(a)(b)	50,100	1,885,764
Teradata Corp.(a)	62,626	1,150,440
Texas Instruments Inc.	12,960	1,873,886
Twitter Inc.(a)	49,861	2,062,251
Xilinx Inc.	17,794	2,111,970

		99,124,061

Total Common Stocks — 99.9% (Cost: $161,403,261)		198,916,515

Short-Term Investments

Money Market Funds — 4.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	8,395,196	8,401,072
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	250,000	250,000

		8,651,072

Total Short-Term Investments — 4.3% (Cost: $8,646,351)		8,651,072

Total Investments in Securities — 104.2% (Cost: $170,049,612)		207,567,587

Other Assets, Less Liabilities — (4.2)%		(8,344,663)

Net Assets — 100.0%		$199,222,924

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,886,544	$—		$(3,481,748	)(a)	$1,413	$(5,137)	$8,401,072	8,395,196	$14,641	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	70,000	(a)	—		—	—	250,000	250,000	48		—

						$1,413	$(5,137)	$8,651,072		$14,689		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$198,916,515	$—	$—	$198,916,515
Money Market Funds	8,651,072	—	—	8,651,072

	$207,567,587	$—	$—	$207,567,587

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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